Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current	$ 1,181,392	$ 1,815,160
Non-Current	4,905,270	3,837,697
Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	251,510	235,404
Non-Current	1,039,303	247,150
Unsecured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	415,140	927,075
Non-Current	1,197,748	149,057
Unsecured Obligations with Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	342,772	409,087
Non-Current	2,380,871	2,864,794
Secured Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	148,881	154,955
Non-Current	243,725	395,289
Other Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	23,089	88,639
Non-Current	$ 43,623	$ 181,407